Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Mar. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following:
	March 31, 2024	September 30, 2023
Other receivable (1)	$94,958	$28,852
Advance to suppliers (2)	1,827,237	803,745
Prepaid expenses (3)	280,652	60,000
Prepaid expenses and other current assets	$2,202,847	$892,597
(1)

Other receivables primarily include advances to employees for business development, rental security deposit for the Company’s office lease and VAT tax refunds receivables and balances to be collected from third-party entities that do not relate to the Company’s normal sales activities.

(2)	Advance to suppliers consists of advances to suppliers for purchasing of raw materials that have not been received. As of March 31, 2024, the aging of approximately 80% of our advance to suppliers are within six months. For balance of advance to suppliers aged more than six months, approximately 40% of the balance were subsequently utilized as of the date of the report, and the remaining balance is expected to be utilized by August 2024.
(3)	Prepaid expenses primarily include prepaid marketing planning service fees and professional fees.